United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.1%
		Alabama—1.1%
$500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), 7.50%, (Original Issue Yield: 7.625%), 1/1/2047	$506,050
1,500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.60%), 1/1/2043	1,271,520
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50%, (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,264,400
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25%, (AGM INS), 10/1/2048	2,241,500
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	914,392
		TOTAL	7,197,862
		Alaska—0.3%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.00%, 12/1/2036	67,500
1,900,000	[3]	Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	2,101,989
		TOTAL	2,169,489
		Arizona—2.7%
650,000	[3]	Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	669,422
1,500,000		Maricopa County, AZ Pollution Control Corp., (El Paso Electric Co.), PCR Refunding Bonds (Series 2009A), 7.25%, 2/1/2040	1,598,625
4,000,000		Maricopa County, AZ Pollution Control Corp., (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.25%, 1/1/2038	4,349,600
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	1,034,490
1,500,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,611,945
1,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,067,610
1,385,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,496,645
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	4,123,528
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2039	1,189,050
430,000	[3]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	468,554
		TOTAL	17,609,469
		California—8.1%
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	842,063
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	638,563
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	559,695
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	1,106,630
2,500,000		California State, Various Purpose UT GO Bonds, 6.00%, (Original Issue Yield: 6.10%), 4/1/2038	2,645,625
2,250,000	[3]	California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	2,448,607
1,015,000	[3]	California Statewide CDA MFH (Magnolia City Lights Project), Revenue Bonds (Series 1999X), 6.65%, 7/1/2039	1,016,137
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.00%, 8/15/2046	1,728,522
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	559,920
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00%, (Original Issue Yield: 6.40%), 1/15/2053	3,556,260
2,000,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2045	2,279,540
6,245,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	6,291,775
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	104,585
365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2029	400,817
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2030	197,266

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,300,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.00%, 9/1/2049	$1,292,980
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.00%, 9/1/2049	1,068,880
3,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2038	3,541,440
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	985,142
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,114,110
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00%, (Citigroup, Inc. GTD), 11/1/2034	3,565,475
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.00%, 11/1/2039	1,103,290
495,000		Poway, CA USDT (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.00%, 9/1/2033	536,154
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.00%, 9/1/2034	1,121,990
312,000	[1]	San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	217,202
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.00%, 12/1/2031	1,493,875
1,000,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2017B), 5.00%, 7/1/2047	1,159,940
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2017A), 5.00%, 5/1/2047	2,313,300
1,000,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Bonds (Series 2011C), 6.75%, (United States Treasury PRF 2/1/2021@100)/(Original Issue Yield: 6.86%), 8/1/2041	1,160,320
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Refunding Bonds (Series 2016A), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	1,467,571
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	570,005
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,276,260
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625%, (Original Issue Yield: 5.70%), 9/1/2043	1,373,363
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.00%, 9/1/2044	1,107,275
		TOTAL	51,844,577
		Colorado—7.6%
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.75%, 12/1/2046	1,563,885
2,000,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Bonds (Series 2015), 6.25%, 12/1/2044	2,123,880
825,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	831,691
3,000,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, (Original Issue Yield: 5.10%), 12/1/2047	3,081,510
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, (Original Issue Yield: 5.79%), 12/1/2038	2,256,720
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,447,575
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,061,010
2,000,000		Colliers Hill, CO Metropolitan District No. 2, GO LT Bonds (Series 2017A), 6.50%, 12/1/2047	2,026,060
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	1,016,700
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50%, 7/1/2049	1,665,414
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	1,048,480
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	1,582,470
1,100,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.25%, (United States Treasury PRF 11/15/2020@100), 11/15/2040	1,241,570
800,000		Colorado Health Facilities Authority (Volunteers of America Care Facilities), Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30%, 7/1/2037	800,008
2,000,000		Colorado High Performance Transprtnenterprise Revenue, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.00%, 12/31/2056	2,174,760
2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2047	2,141,380
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,579,020

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	$1,252,000
1,000,000		Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,083,460
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	560,290
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	1,118,400
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	831,735
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.00%, 12/1/2045	1,266,162
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.75%, 12/1/2047	2,519,075
1,500,000		Park 70 Metropolitan District, CO, GO Refunding and Improvement Bonds (Series 2016), 5.00%, 12/1/2046	1,581,045
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25%, (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,548,940
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.50%, 12/1/2046	1,537,560
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00%, (Original Issue Yield: 6.25%), 12/1/2038	2,066,000
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), 5.75%, (Original Issue Yield: 5.83%), 12/1/2045	1,499,925
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,088,380
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,072,440
		TOTAL	48,667,545
		Connecticut—0.5%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.95%, 4/1/2026	968,040
1,835,000	[3]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%, (Original Issue Yield: 6.375%), 2/1/2030	1,942,861
		TOTAL	2,910,901
		Delaware—0.5%
1,350,000	[3]	Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	1,359,275
1,905,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	2,054,847
		TOTAL	3,414,122
		District of Columbia—1.0%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2043	1,176,157
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,156,880
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2046	1,078,870
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, (Original Issue Yield: 5.25%), 7/1/2052	1,043,260
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,142,520
		TOTAL	6,597,687
		Florida—5.9%
3,000,000		Alachua County, FL (North Florida Retirement Village, Inc,), IDRBs (Series 2007A), 5.875%, 11/15/2042	3,004,800
970,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	971,804
160,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90%, (Original Issue Yield: 6.90%), 5/1/2036	180,499
104,232	[1]	Capital Trust Agency, FL (Atlantic Housing Foundation Properties), Housing Revenue Notes, 5.95%, 1/15/2039	33,354
3,000,000	[3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	3,351,270
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,109,800
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), 4.875%, (Original Issue Yield: 4.96%), 5/1/2045	1,007,070
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, 5.375%, (Original Issue Yield: 5.40%), 5/1/2047	1,061,740
1,405,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 5/1/2046	1,459,865
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50%, 10/1/2047	2,217,280

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Martin County, FL Health Facilities Authority (Martin Memorial Medical Center), Hospital Revenue Bonds (Series 2012), 5.50%, (Original Issue Yield: 5.53%), 11/15/2042	$2,191,020
2,000,000		Martin County, FL IDA (Indiantown Cogeneration, L.P.), Industrial Development Revenue Refunding Bonds (Series 2013), 4.20%, 12/15/2025	2,046,280
2,000,000	[3]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,230,600
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,125,850
4,000,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	4,446,160
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.25%), 5/1/2037	786,072
1,710,000	[3]	Palm Beach County, FL (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), Tax-Exempt Revenue Bonds (Series 2005A), 6.75%, 5/15/2035	1,710,000
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.625%), 6/1/2049	1,210,940
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), 7.125%, 9/15/2041	1,484,762
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
155,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	158,904
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.25%, (Original Issue Yield: 6.30%), 4/1/2039	1,049,600
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,011
1,165,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,166,165
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00%, (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	232,638
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00%, (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	115,622
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 6.61%, 5/1/2039	54,995
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00%, (Step Coupon 5/1/2019@6.61%), 5/1/2040	125,001
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00%, (Step Coupon 5/1/2022@6.61%), 5/1/2040	54,428
190,000		Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55%, (Original Issue Yield: 6.60%), 5/1/2027	190,114
945,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.125%), 5/1/2033	959,714
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,086,240
		TOTAL	37,832,603
		Georgia—1.1%
1,645,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, (Original Issue Yield: 7.25%), 1/1/2040	1,712,807
4,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,616,800
1,000,000		Medical Center Hospital Authority, GA (Spring Harbor at Green Island), Revenue Refunding Bonds (Series 2007), 5.25%, 7/1/2037	1,000,860
		TOTAL	7,330,467
		Guam—0.5%
645,000		Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	677,314
1,000,000		Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2046	1,087,380
1,000,000		Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125%, (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,169,160
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	527,530
		TOTAL	3,461,384
		Hawaii—0.8%
1,000,000		Hawaii State Department of Budget & Finance (15 Craigside), Special Purpose Senior Living Revenue Bonds (Series A), 9.00%, (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 9.15%), 11/15/2044	1,138,180

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$3,660,000		Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	$3,931,206
		TOTAL	5,069,386
		Idaho—0.5%
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), 8.125%, (Original Issue Yield: 8.25%), 10/1/2049	3,400,800
		Illinois—9.8%
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), 7.00%, (Original Issue Yield: 7.65%), 12/1/2046	3,969,867
1,200,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2046	1,222,680
500,000		Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00%, (AGM INS), 1/1/2033	538,240
385,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	435,716
3,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016D), 5.00%, 1/1/2052	3,387,030
1,510,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2017D), 5.00%, 1/1/2052	1,676,085
275,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	304,733
1,475,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, (United States Treasury PRF 1/1/2021@100), 1/1/2039	1,653,209
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,858,000
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2032	1,096,540
1,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,357,750
2,000,000		Chicago, IL, Refunding UT GO Bonds (Series 2015C), 5.00%, 1/1/2038	2,102,960
3,000,000		Chicago, IL, UT GO Bonds (Series 2009C), 5.00%, (Original Issue Yield: 5.16%), 1/1/2034	3,052,410
3,000,000		Chicago, IL, UT GO Bonds (Series 2015A), 5.50%, 1/1/2033	3,251,730
3,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2014A), 5.00%, 1/1/2035	3,133,950
1,500,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,719,000
415,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,477
1,710,000		Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00%, 5/15/2046	1,902,529
900,000		Illinois Finance Authority (Dekalb Supportive Living Facility), MFH Revenue Bonds (Series 2007), 6.10%, 12/1/2041	873,549
1,000,000		Illinois Finance Authority (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, (Original Issue Yield: 5.70%), 2/15/2037	1,000,410
1,000,000		Illinois Finance Authority (Friendship Village of Schaumburg), Revenue Bonds (Series 2010), 7.25%, (Original Issue Yield: 7.375%), 2/15/2045	1,043,630
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.00%, 9/1/2032	1,353,863
1,500,000		Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	1,582,140
1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,134,254
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2028	5,392,800
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,069,740
1,000,000		Illinois State, UT GO Bonds (Series February 2014), 5.00%, (Original Issue Yield: 5.04%), 2/1/2039	1,032,550
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, (Original Issue Yield: 5.65%), 7/1/2038	2,176,429
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2023	1,583,292
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	431,341
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,207,180
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 0.00%, (Original Issue Yield: 5.25%), 12/15/2056	288,960
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	1,072,510
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, (Original Issue Yield: 6.10%), 6/1/2028	1,798,672
2,000,000		Southwestern, IL Development Authority (Memorial Group, Inc.), Health Facility Revenue Bonds (Series 2013), 7.625%, (United States Treasury PRF 11/1/2023@100)/(Original Issue Yield: 7.95%), 11/1/2048	2,630,460
1,400,000		Will-Kankakee, IL Regional Development Authority (Senior Estates Supportive Living), MFH Revenue Bonds (Series 2007), 7.00%, 12/1/2042	1,416,758
		TOTAL	63,166,444

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—1.6%
$1,250,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.20%), 11/15/2042	$1,353,162
1,000,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.30%), 11/15/2047	1,080,270
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.25%, 1/1/2051	4,332,680
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.00%, 6/1/2028	2,049,560
1,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A), 5.00% TOBs, Mandatory Tender 3/1/2023	1,135,750
		TOTAL	9,951,422
		Iowa—1.6%
994,700		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	1,041,540
186,592	[1]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,969
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25%, (Original Issue Yield: 5.30%), 12/1/2025	3,188,190
1,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,021,290
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, (Original Issue Yield: 5.78%), 6/1/2042	3,763,613
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2041	1,156,958
		TOTAL	10,173,560
		Kansas—0.8%
2,000,000		Kansas State Development Finance Authority (Adventist Health System/Sunbelt Obligated Group), Revenue Bonds, 5.75%, (Original Issue Yield: 5.95%), 11/15/2038	2,165,200
1,000,000		Manhattan, KS IDRBs (Farrar Corp. Project), Industrial Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.55%), 8/1/2021	914,570
2,015,000		Norwich, KS (Farrar Corp. Project), Industrial Revenue Bonds (Series 2006), 5.90%, 8/1/2021	1,842,617
10,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95%, (GNMA Home Mortgage Program COL), 6/1/2029	10,134
		TOTAL	4,932,521
		Kentucky—0.7%
1,250,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2011A), 7.375%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 7.40%), 5/15/2046	1,482,825
3,000,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2046	3,138,720
		TOTAL	4,621,545
		Louisiana—1.8%
1,500,000		Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center), Hospital Revenue Refunding Bonds (Series 2011A), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,692,420
5,770,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	5,769,884
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), 6.50%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 6.65%), 5/15/2037	1,160,770
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2047	1,077,088
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, (United States Treasury PRF 5/15/2026@100), 5/15/2047	36,676
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,628,355
		TOTAL	11,365,193
		Maine—0.7%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,053,390
1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	1,509,084
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	2,143,760
		TOTAL	4,706,234
		Maryland—2.1%
500,000		Baltimore, MD (Harbor Point), SO Refunding Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 6/1/2043	520,060

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maryland—continued
$1,500,000	Baltimore, MD Convention Center Hotel Revenue (Baltimore Hotel Corp.), Convention Center Hotel Revenue Refunding Bonds (Series 2017), 5.00%, 9/1/2046	$1,671,180
955,000	Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	1,026,577
1,995,000	Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125%, (Original Issue Yield: 7.30%), 7/1/2043	2,165,653
1,060,000	Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Revenue Refunding Bonds (Series 2010), 5.75%, 9/1/2025	1,116,943
2,385,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, (Original Issue Yield: 5.875%), 6/1/2035	2,537,187
1,000,000	Maryland State EDC, (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.00%, 3/31/2051	1,109,760
1,000,000	Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), SO Bonds (Series 2016), 5.00%, 7/1/2046	992,440
1,000,000	Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2047	1,089,630
1,000,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.25%, (Original Issue Yield: 6.30%), 7/1/2044	1,077,970
	TOTAL	13,307,400
	Massachusetts—1.2%
2,500,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2016 Series A), 5.00%, 3/1/2046	2,820,500
2,000,000	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Refunding Bonds (Series 2016Q), 5.00%, 7/1/2047	2,269,660
800,000	Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25%, 1/1/2032	923,080
1,200,000	Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25% (United States Treasury PRF 1/1/2021@100), 1/1/2032	1,398,684
	TOTAL	7,411,924
	Michigan—4.2%
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2028	1,106,800
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2031	1,100,210
1,500,000	Detroit, MI Sewage Disposal System (Great Lakes, MI Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.30%), 7/1/2039	1,637,880
2,000,000	Great Lakes, MI Water Authority, Water Supply System Revenue Second Lien Bonds (Series 2016B), 5.00%, 7/1/2046	2,233,080
500,000	Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 10/15/2051	563,615
1,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2032	1,116,200
1,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-6), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2036	1,101,770
2,000,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2044	2,160,160
4,000,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	4,461,320
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%), 6/1/2048	5,013,450
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,042,365
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,163,940
2,500,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2042	2,950,800
1,000,000	Warren, MI Consolidated School District, 2016 School Building & Site UT GO Bonds, 5.00%, (Michigan School Bond Qualification and Loan Program GTD), 5/1/2036	1,124,690
	TOTAL	26,776,280
	Minnesota—1.6%
750,000	Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.00%, 8/1/2041	685,492
1,100,000	Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.25%, 8/1/2046	1,012,693
2,000,000	Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.00%, 6/15/2039	2,218,380

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.75%, 8/1/2044	$1,840,607
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.00%, 4/1/2046	1,373,960
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,078,660
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.50%, 6/1/2036	326,089
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.75%, 6/1/2046	752,490
		TOTAL	10,288,371
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,055,225
		Missouri—1.0%
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2010A), 8.25%, (United States Treasury PRF 5/15/2020@100)/(Original Issue Yield: 8.40%), 5/15/2039	1,155,820
3,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2010A), 8.25%, (United States Treasury PRF 5/15/2020@100)/(Original Issue Yield: 8.50%), 5/15/2045	3,467,460
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.25%, 5/15/2050	1,045,420
945,000		St. Joseph, MO IDA (Living Community St. Joseph Project), Healthcare Revenue Bonds, 7.00%, 8/15/2032	945,312
		TOTAL	6,614,012
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	942,282
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2052	1,303,863
		TOTAL	2,246,145
		Nebraska—0.4%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,793,650
		Nevada—0.6%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	924,485
1,000,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.00%, 12/1/2035	1,025,150
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.00%, 6/15/2045	1,662,345
		TOTAL	3,611,980
		New Hampshire—0.2%
1,500,000	[3]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	1,587,300
		New Jersey—3.5%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.25%, 7/1/2045	1,005,210
335,000		New Jersey EDA (New Jersey Metromall Urban Renewal, Inc.), Kapkowski Road Landfill Revenue Bonds, 6.50%, (Original Issue Yield: 6.55%), 4/1/2018	338,450
3,000,000		New Jersey EDA (New Jersey State), School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00%, 3/1/2030	3,212,160
3,255,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	3,530,471
580,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2042	625,582
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), 5.125%, (Original Issue Yield: 5.19%), 6/15/2043	1,043,240
1,500,000		New Jersey EDA (United Airlines, Inc.), Special Facilities Revenue Ronds (Series 2003), 5.50%, 6/1/2033	1,674,405
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.25%, 9/15/2029	2,732,400
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,276,695
1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.00%, 7/1/2033	1,399,066
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,342,800
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.00%, 1/1/2048	535,960
4,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, (Original Issue Yield: 5.015%), 6/1/2041	3,850,200
		TOTAL	22,566,639

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—0.5%
$1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50%, (Original Issue Yield: 5.70%), 7/1/2042	$1,081,600
2,000,000	[3]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	2,033,040
		TOTAL	3,114,640
		New York—7.3%
1,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,108,740
1,000,000	[3]	Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	1,095,190
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), 0.00%, (Original Issue Yield: 6.00%), 1/1/2045	1,330,050
1,550,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, (Original Issue Yield: 5.08%), 1/1/2056	1,614,201
490,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	549,697
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2014D-1), 5.00%, 11/15/2039	2,281,420
5,405,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	6,148,620
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70%, 1/1/2049	1,517,580
570,446		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00%, 1/1/2049	96,976
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,871,575
2,000,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 1999A Subseries E-1), 5.00%, 2/1/2043	2,319,900
1,400,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	1,486,212
5,000,000		New York City, NY, LT GO Bonds (Series 2017 A-1), 4.00%, 8/1/2039	5,327,500
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.00%, 6/1/2051	1,026,570
2,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,147,820
1,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,100,480
2,900,000		New York Transportation Development Corp., (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2031	3,084,933
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.40%), 6/15/2029	1,234,475
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,314,378
1,000,000		Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25%, 11/1/2042	1,000,640
2,500,000		Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), 6.00%, (Original Issue Yield: 6.15%), 12/1/2042	2,774,375
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2041	1,114,270
3,500,000		Utility Debt Securitization Authority, NY (Long Island Power Authority, NY), Restructuring Bonds (Series 2017), 5.00%, 12/15/2041	4,189,605
		TOTAL	46,735,207
		North Carolina—0.9%
2,250,000		North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2054	2,406,285
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2037	1,107,320
1,000,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,098,350
1,000,000		North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75%, (United States Treasury PRF 3/1/2021@100)/(Original Issue Yield: 8.00%), 3/1/2041	1,182,680
		TOTAL	5,794,635
		Ohio—3.8%
1,000,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2039	1,135,290
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875%, (Original Issue Yield: 5.95%), 6/1/2030	1,899,660
4,020,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	3,813,533
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,622,580

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	$1,103,080
1,500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2011A), 6.625%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.75%), 1/1/2046	1,717,965
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.08%), 2/15/2044	2,111,160
4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,576,440
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	1,037,730
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,254,195
1,000,000		Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 6/30/2053	1,100,390
750,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	823,560
		TOTAL	24,195,583
		Oklahoma—1.7%
1,000,000		Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.00%, (Original Issue Yield: 6.15%), 11/15/2038	964,200
840,000		Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.125%, 11/15/2025	839,706
2,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, (United States Treasury PRF 5/1/2020@100)/(Original Issue Yield: 7.50%), 11/1/2045	2,257,240
1,750,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior LivingCommunity Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2045	1,938,370
3,000,000		Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2000B), 5.50%, 6/1/2035	3,249,090
1,500,000		Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2015), 5.00% TOBs, Mandatory Tender 6/1/2025	1,630,665
		TOTAL	10,879,271
		Oregon—0.1%
250,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	267,865
550,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2051	578,749
		TOTAL	846,614
		Pennsylvania—4.3%
1,000,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	1,068,830
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,874,336
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,106,260
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	554,830
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2047	1,242,108
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2051	820,296
2,000,000		Chester County, PA IDA (Collegium Charter School), Revenue Refunding Bonds (Series 2012A), 5.375%, (Original Issue Yield: 5.50%), 10/15/2042	2,117,360
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, (Original Issue Yield: 5.05%), 12/1/2042	1,071,940
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	3,060,990
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	2,119,980
1,250,000		Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	1,402,550
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,041,380
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,352,034
885,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	886,009
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,831,367
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,135,330

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	$1,666,635
555,000		Washington County, PA Redevelopment Authority (Victory Centre Project-Tanger Outlet Development), Redevelopment Bonds (Series 2006A), 5.45%, 7/1/2035	555,339
		TOTAL	27,907,574
		Puerto Rico—0.4%
995,000	[1,2]	Puerto Rico Electric Power Authority, 5.05%, (Original Issue Yield: 5.08%), 7/1/2042	333,325
195,000	[1,2]	Puerto Rico Electric Power Authority, 7.00%, (Original Issue Yield: 7.07%), 7/1/2040	65,325
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25%, (Original Issue Yield: 5.40%), 7/1/2040	1,340,000
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	103,850
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, (Original Issue Yield: 7.12%), 7/1/2043	837,500
		TOTAL	2,680,000
		Rhode Island—0.8%
1,375,000		Rhode Island State Health and Educational Building Corp., (Care New England) Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.00%, 9/1/2036	1,460,910
500,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group) Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2039	549,440
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,833,576
		TOTAL	4,843,926
		South Carolina—0.6%
2,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), Refunding & Improvement Revenue Bonds (Series 2009), 5.75%, (Original Issue Yield: 5.90%), 8/1/2039	2,086,260
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2047	1,038,450
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2052	1,033,060
		TOTAL	4,157,770
		South Dakota—0.5%
800,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	885,152
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.00%, (Original Issue Yield: 5.05%), 11/1/2042	1,024,520
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.125%, (Original Issue Yield: 5.20%), 11/1/2047	1,029,130
		TOTAL	2,938,802
		Tennessee—1.1%
1,200,000		Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	1,248,792
1,000,000		Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Refunding Bonds (Series 2010A), 5.625%, (Original Issue Yield: 5.90%), 7/1/2030	1,063,280
1,500,000		Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.50%, 7/1/2038	1,637,700
2,725,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,170,892
		TOTAL	7,120,664
		Texas—9.7%
1,100,000		Arlington, TX Higher Education Finance Corp., (Uplift Education), Revenue Bonds (Series 2016A), 5.00%, 12/1/2046	1,190,156
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	553,030
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2034	284,140
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2034	282,253
755,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20%, (United States Treasury PRF 7/1/2020@100), 7/1/2045	840,436
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.08%), 12/1/2045	1,029,170
2,000,000		Cass County, TX IDC (International Paper Co.), Environmental Improvement Revenue Bonds (Series 2009A), 9.50%, 3/1/2033	2,187,260
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.13%), 1/1/2041	1,129,890

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	$1,137,350
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2046	1,116,620
2,000,000		Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2043	2,318,220
750,000		Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2011), 5.75%, (United States Treasury PRF 8/15/2021@100)/(Original Issue Yield: 6.00%), 8/15/2041	856,642
500,000		Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	527,325
1,000,000		Clifton Higher Education Finance Corp., TX (Idea Public Schools), Revenue Bonds (Series 2014), 5.00%, (PSFG GTD), 8/15/2039	1,128,250
2,000,000		Clifton Higher Education Finance Corp., TX (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2050	2,123,640
1,500,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, (Original Issue Yield: 5.30%), 9/1/2044	1,620,780
515,000		Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	585,071
2,775,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	3,133,197
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625%, (Original Issue Yield: 6.875%), 7/15/2038	1,652,400
2,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.00%, 7/15/2035	2,155,940
500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 4.75%, (Original Issue Yield: 4.90%), 7/1/2024	545,330
1,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 5.00%, (Original Issue Yield: 5.15%), 7/1/2029	1,097,860
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,101,060
535,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, (United States Treasury PRF 5/15/2021@100), 5/15/2041	625,741
1,500,000		Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.00%, 10/15/2044	1,644,390
2,000,000		Lavernia, TX Higher Education Finance Corp., (Meridian World School), Education Revenue Bonds (Series 2015A), 5.50%, 8/15/2045	2,054,080
1,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 6.30%, 11/1/2029	1,084,390
700,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	721,882
1,000,000		New Hope Cultural Education Facilities Finance Corp., (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), 5.50%, (Original Issue Yield: 5.53%), 11/15/2052	1,002,770
1,500,000		North Texas Tollway Authority (North Texas Toll Authority Special Projects System), Special Projects System Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 9/1/2021@100), 9/1/2041	1,728,690
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2026	1,747,800
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2039	684,090
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facilities Revenue Bonds (Series 2014A), 8.00%, 11/15/2049	2,340,740
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.00%, 2/1/2042	2,915,125
1,000,000		San Juan Higher Education Finance Authority, TX (Idea Public Schools), Education Revenue Bonds (Series 2010A), 6.70%, (United States Treasury PRF 8/15/2020@100), 8/15/2040	1,130,100
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,526,985
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Retirement Facilities Revenue Bonds (Series 2017A), 6.75%, (Original Issue Yield: 6.77%), 11/15/2052	2,948,537
2,000,000		Texas Private Activity Bonds Surface Transportation Corp., (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.00%, 12/31/2055	2,190,240
2,000,000		Texas State Transportation Commission (Texas State), Highway Improvement UT GO Bonds (Series 2016), 5.00%, 4/1/2046	2,316,600
2,680,000		Texas State Transportation Commission—Central Texas Turnpike System, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00%, 8/15/2042	2,973,728
3,690,000		Travis County, TX HFDC (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.40%), 1/1/2046	4,126,896
		TOTAL	62,358,804
		Utah—0.3%
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	2,000,700

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—1.7%
$1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	$2,005,524
1,500,000		Chesterfield County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A), 5.00%, 5/1/2023	1,572,015
1,500,000	[3]	Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,532,970
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875%, (Original Issue Yield: 6.93%), 3/1/2036	1,505,097
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00%, (Original Issue Yield: 5.12%), 6/1/2047	4,095,087
		TOTAL	10,710,693
		Washington—1.3%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), 5.00%, (Original Issue Yield: 5.31%), 4/1/2030	1,099,250
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	991,637
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.00%, 8/15/2037	1,115,430
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	1,072,030
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	1,068,870
2,500,000	[3]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	2,925,075
		TOTAL	8,272,292
		Wisconsin—1.1%
3,000,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	3,500,790
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2047	787,215
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2052	1,042,000
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2016), 4.00%, 8/1/2035	971,550
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	884,272
		TOTAL	7,185,827
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $608,629,893)	636,425,139
	[5]	SHORT-TERM MUNICIPALS—0.1%
		Michigan—0.0%
200,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.97%, 12/1/2017	200,000
		New York—0.1%
100,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.95%, 12/1/2017	100,000
200,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.00%, 12/1/2017	200,000
		TOTAL	300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $500,000)	500,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $609,129,893)	636,925,139
		OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	5,276,068
		TOTAL NET ASSETS—100%	$642,201,207
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.6% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2017, these restricted securities amounted to $48,865,076, which represented 7.6% of total net assets.

Additional information on restricted securities held at November 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	6/29/2017	$1,018,791	$1,068,830
Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	10/12/2017	$666,879	$669,422
Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	1/14/2016	$1,000,000	$1,095,190
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$842,063
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$586,627	$638,563
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	8/4/2017	$560,598	$559,695
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	10/5/2017	$1,089,067	$1,106,630
California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	4/28/2016	$2,335,820	$2,448,607
California Statewide CDA MFH (Magnolia City Lights Project), Revenue Bonds (Series 1999X), 6.65%, 7/1/2039	6/7/1999	$1,015,000	$1,016,137
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	12/16/2013	$2,958,099	$3,351,270
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	8/11/2016	$1,033,787	$1,016,700
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	3/13/2015	$996,927	$1,048,480
Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	7/15/2016	$1,446,380	$1,359,275
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	8/23/2017	$1,106,003	$1,118,400
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$926,529	$924,485
Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	10/22/2015	$1,500,000	$1,532,970
Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	6/6/2011	$1,825,097	$2,101,989
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	1/27/2017	$2,000,000	$2,143,760
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	10/6/2016	$1,051,202	$1,034,490
Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	12/7/2012	$2,133,757	$2,230,600
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%,(Original Issue Yield: 6.375%), 2/1/2030	11/25/2015	$1,815,667	$1,942,861
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	6/8/2017	$1,447,837	$1,587,300
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,000,000	$2,147,820
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,100,480
Palm Beach County, FL (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), Tax-Exempt Revenue Bonds (Series 2005A), 6.75%, 5/15/2035	12/5/2005	$1,710,000	$1,710,000
Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	6/22/2017	$3,081,088	$3,500,790
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	8/31/2017 - 10/11/2017	$1,971,813	$2,000,700
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$441,319	$468,554
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	7/22/2015	$1,008,678	$1,072,030
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	7/22/2015	$993,552	$1,068,870
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	1/31/2014	$2,500,000	$2,925,075
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	6/30/2015	$1,969,532	$2,033,040
4	Zero coupon bond.

5	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
16
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—100.4%
	Michigan—100.4%
$850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	$1,007,395
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 11/1/2023	579,865
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2030	1,157,840
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	488,076
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50%, (AGM INS) 12/1/2023	1,811,579
710,000	Caledonia, MI Community Schools, School Building & Site UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 5/1/2023	817,089
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.00%, 11/1/2030	1,522,584
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00%, (Q-SBLF GTD) 5/1/2024	1,150,270
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00%, (Q-SBLF GTD) 5/1/2025	2,313,440
1,000,000	Detroit/Wayne County, MI Stadium Authority (Wayne County, MI), Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00%, (AGM INS) 10/1/2021	1,085,290
2,000,000	Dexter, MI Community Schools, UT GO School Building and Site Refunding Bonds, 4.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2030	2,186,860
500,000	East Lansing, MI School District, UT GO School Building and Site Bonds (Series 2017I), 5.00%, (Q-SBLF GTD) 5/1/2030	592,235
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00%, (United States Treasury PRF 2/15/19@100), (Assured Guaranty Corp. INS) 2/15/2023	1,040,380
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2017A), 4.00%, (Build America Mutual Assurance INS) 3/1/2034	1,058,600
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS) 11/1/2025	1,141,440
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), 5.00%, (AGM INS) 5/1/2027	743,113
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), 5.00%, (AGM INS) 5/1/2027	808,395
500,000	Grand Rapids, MI Sanitary Sewer System, Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	563,010
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,613,205
2,000,000	Holland, MI School District, UT GO Bonds, 5.00%, (AGM INS) 5/1/2025	2,327,780
1,030,000	Holly Area School District, MI, UT GO Refunding Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 5/1/2024	1,204,163
2,000,000	Jackson County, MI Hospital Finance Authority (Allegiance Health), Hospital Revenue Refunding Bonds (Series 2006C), 5.00%, (United States Treasury PRF 6/1/2020@100) 6/1/2020	2,161,360
1,000,000	Kalamazoo County, MI, UT GO Juvenile Home Facilities Refunding Bonds, 5.00%, 4/1/2028	1,207,690
2,130,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital), Hospital Revenue Bonds (Series 2006), 5.00%, (AGM INS) 5/15/2019	2,219,119
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,813,525
335,000	Kent County, MI, LT GO Capital Improvement Bonds (Series 2016), 5.00%, 6/1/2027	407,002
1,000,000	Kent County, MI, LT GO Refunding Bonds (Series 2017B), 5.00%, 6/1/2027	1,191,660
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.00%, 11/15/2022	1,672,800
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00%, (AGM INS) 11/15/2020	1,057,470
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,103,319
525,000	Lansing, MI Community College, College Building and Site and Refunding Bonds (Series 2017), 5.00%, 5/1/2030	622,881
500,000	Macomb Interceptor Drain Drainage District, Drain and Refunding Bonds (Series 2017A), 5.00%, 5/1/2028	608,890
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), 5.00%, (AGM INS) 1/1/2022	1,076,920
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	569,930
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00%, (Assured Guaranty Corp. INS) 10/15/2022	1,063,120
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	1,184,500
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,104,600
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.00%, 11/15/2026	1,182,290
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan State Finance Authority Revenue (Clean Water Revolving Fund), State Revolving Fund Revenue Bonds (Series 2012), 5.00%, 10/1/2025	$1,145,730
1,000,000		Michigan State Finance Authority Revenue (Detroit, MI Regional Convention Facility Authority), Local Government Loan Program Revenue Bonds (Series 2014H-1), 5.00%, 10/1/2020	1,052,550
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2024	2,888,200
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2025	2,302,700
1,500,000		Michigan State Finance Authority Revenue (Michigan Finance Authority Unemployment Obligation Assessment), Revenue Bonds (Series 2012B), 5.00%, 1/1/2021	1,578,750
250,000		Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2026	291,368
1,500,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2022	1,658,400
1,200,000		Michigan State Finance Authority Revenue (Sparrow Obligated Group, MI), Hospital Revenue & Refunding Bonds (Series 2015), 5.00%, 11/15/2022	1,369,644
1,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50%, 12/1/2026	1,220,600
2,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2010B), 5.00%, 11/15/2024	2,126,160
500,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2028	585,730
1,000,000		Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds, 5.00%, 5/15/2023	1,148,530
2,600,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2020	2,762,422
500,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	558,065
500,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	556,855
1,000,000		Michigan State University Board of Trustees (Michigan State University), General Revenue Bonds (Series 2015A), 5.00%, 8/15/2028	1,182,470
1,000,000		Michigan State, UT GO Environmental Program Bonds (Series 2016A), 5.00%, 12/1/2023	1,171,070
1,000,000		Michigan State, UT GO Environmental Program Refunding Bonds (Series 2016B), 5.00%, 11/1/2024	1,189,100
1,000,000		Michigan Strategic Fund (Detroit Edison Co.), LO Refunding Revenue Bonds, 7.00%, (AMBAC Financial Group, Inc. INS) 5/1/2021	1,159,980
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2022	1,124,610
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2015), 5.00%, 3/1/2023	1,132,050
1,855,000		Orchard View, MI Schools, UT GO Bonds, 4.00%, (Q-SBLF GTD)/(AGM INS) 5/1/2022	1,978,524
1,000,000		Plymouth-Canton, MI Community School District, UT GO School Building and Site Bonds (Series 2013A), 5.00%, 5/1/2027	1,145,310
1,000,000		Portage, MI Public Schools, UT GO School Building & Site & Refunding Bonds (Series 2016), 5.00%, 11/1/2027	1,195,200
1,425,000		Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 5/1/2025	1,665,953
2,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2023	2,306,260
1,670,000		Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75%, (AGM INS) 7/1/2025	1,839,271
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,278,618
1,000,000		Southfield, MI Public Schools, UT GO Refunding Bonds, 5.00%, (Q-SBLF GTD) 5/1/2026	1,193,520
1,000,000		Sterling Heights, MI, LT GO Bonds, 4.00%, (AGM INS) 4/1/2028	1,117,000
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,050,560
2,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012E) FRNs, 1.40% (SIFMA 7-day +0.43%), 4/2/2018	1,999,960
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	295,975
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2027	1,238,670
500,000		Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2029	581,475
1,000,000		Wayland, MI Union School District, UT GO Refunding Bonds (Series 2016A), 5.00%, (Q-SBLF GTD) 5/1/2028	1,189,340
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,181,920
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,220,960
1,400,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2028	1,684,424
1,400,000		Wayne County, MI Airport Authority, Junior Lien Revenue Bonds, 5.00%, (National Re Holdings Corp. INS) 12/1/2017	1,400,000
500,000		West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2029	591,325
500,000		West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2030	588,605
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$500,000		Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	$566,870
1,000,000		Ypsilanti, MI School District, UT GO Bonds (Series 2016A), 5.00%, (Q-SBLF GTD) 5/1/2026	1,176,890
		TOTAL	106,151,299
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $102,790,499)	106,151,299
	[1]	SHORT-TERM MUNICIPALS—0.9%
		Michigan—0.9%
500,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs (Comerica Bank LOC), 0.95%, 12/1/2017	500,000
500,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.97%, 12/1/2017	500,000
		TOTAL	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,000,000)	1,000,000
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $103,790,499)	107,151,299
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[2]	(1,408,980)
		TOTAL NET ASSETS—100%	$105,742,319
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures , or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
SIFMA	— Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
4
Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.6%
		New York—94.6%
$480,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375%, (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	$528,288
500,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	554,370
200,000		Build NYC Resource Corp., (New York Methodist Hospital), Revenue Refunding Bonds (Series 2014), 5.00%, 7/1/2028	227,012
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	210,518
300,000		Dutchess County, NY Local Development Corp., (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	336,888
200,000		Dutchess County, NY Local Development Corp., (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2016B), 5.00%, 7/1/2046	226,006
300,000		Dutchess County, NY Local Development Corp., (Marist College), Revenue Bonds (Series 2015A), 5.00%, 7/1/2040	339,729
150,000		Dutchess County, NY Local Development Corp., (Vassar College), Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2042	174,939
300,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Refunding Bonds, 5.00%, 5/1/2031	357,180
200,000		Hempstead, NY Local Development Corp., (Adelphi University), Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2034	227,822
60,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	67,310
155,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, (United States Treasury PRF 2/15/2021@100), 2/15/2047	174,553
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	557,050
300,000		Madison County, NY Capital Resource Corp., (Colgate University), Tax-Exempt Revenue Bonds (Series 2015B), 5.00%, 7/1/2040	342,342
500,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Bonds (Series 2009B), 5.00%, (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 5.10%), 11/15/2034	532,760
300,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes) FRNs, 1.34%, (SIFMA 7-day +0.37%), 11/1/2018	299,961
500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2012E), 5.00%, (United States Treasury PRF 11/15/2022@100), 11/15/2025	575,915
200,000		Monroe County, NY IDC (Highland Hospital of Rochester), Tax-Exempt Revenue Bonds (Series 2015), 5.00%, 7/1/2033	226,962
370,000		Monroe County, NY IDC (University of Rochester, NY), Revenue Bonds (Series 2011A), 5.00%, 7/1/2041	405,960
105,000		Monroe County, NY IDC (University of Rochester, NY), Revenue Bonds (Series 2011A), 5.00%, (United States Treasury PRF 7/1/2021@100), 7/1/2041	116,890
200,000		MTA Dedicated Tax Fund, Certified Green Revenue Bonds (Series 2017 B-1), 5.00%, 11/15/2035	236,444
200,000		Nassau County, NY Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006A-3), 5.125%, (Original Issue Yield: 5.31%), 6/1/2046	194,882
500,000		New York City Liberty Development Corp., (Goldman Sachs Group, Inc.), Revenue Bonds (Series 2005), 5.25%, 10/1/2035	631,350
500,000		New York City Trust For Cultural Resources (Museum of Modern Art), Revenue Refunding Bonds (Series 2008A), 5.00%, (United States Treasury PRF 10/1/2018@100), 4/1/2028	515,335
300,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2016 Subseries CC-1), 4.00%, 6/15/2038	320,391
200,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2014AA), 5.00%, 6/15/2044	225,710
100,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	106,158
250,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	276,993
205,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, (United States Treasury PRF 11/1/2020@100), 11/1/2035	227,195
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4) FRNs, 1.67%, (SIFMA 7-day +0.70%), 2/15/2020	200,832
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	352,947
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25%, (Original Issue Yield: 6.40%), 10/15/2028	57,379
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	453,112
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	204,739
400,000		New York Liberty Development Corp., (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.00%, 3/15/2044	430,560
300,000		New York State Dormitory Authority (Barnard College), Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	347,424
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$200,000	New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2017A), 5.00%, 10/1/2047	$273,118
500,000	New York State Dormitory Authority (Cornell University), Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	541,525
400,000	New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2014), 5.00%, 7/1/2030	457,668
500,000	New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center), Revenue Bonds (Series 1998), 5.50%, (National Public Finance Guarantee Corp. INS), 7/1/2023	587,800
500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2011C), 5.00%, 3/15/2026	551,070
520,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2008C), 5.00%, (United States Treasury PRF 3/15/2018@100), 3/15/2026	525,522
200,000	New York State Dormitory Authority (New York University), Revenue Bonds (Series 2013A), 5.00%, 7/1/2037	225,644
300,000	New York State Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Revenue Bonds (Series 2015A), 5.00%, 5/1/2036	341,145
400,000	New York State Dormitory Authority (Rochester, NY Institute of Technology), Revenue Bonds (Series 2012), 5.00%, 7/1/2038	441,332
300,000	New York State Dormitory Authority (State University of New York Educational Facilities), Revenue Bonds (Series 2015B), 5.00%, 7/1/2040	339,945
300,000	New York State Dormitory Authority (The New School), Revenue Bonds (Series 2015A), 5.00%, 7/1/2040	339,729
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	306,027
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	523,675
500,000	New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	537,685
220,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2028	245,703
500,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2014J), 5.00%, 1/1/2027	577,660
200,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 20116A), 5.25%, 1/1/2056	231,898
185,000	New York State Urban Development Corp., (New York State), Revenue Refunding Bonds (Series 1995), 5.70%, (Original Issue Yield: 5.94%), 4/1/2020	194,648
500,000	New York State, UT GO Bonds (Series 2009A), 5.00%, (Original Issue Yield: 5.24%), 2/15/2039	519,035
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	537,110
100,000	New York Transportation Development Corp., (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2031	106,377
300,000	New York Transportation Development Corp., (Laguardia Airport Terminal B Redevelopment), Special Facilities Bonds (Series 2016A), 4.00%, 7/1/2046	307,140
200,000	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	223,588
250,000	Onondaga, NY Civic Development Corp., (St. Joseph's Hospital Health Center), Tax Exempt Revenue Bonds (Series 2014A), 5.125%, (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	263,810
200,000	Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	206,864
500,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	582,130
350,000	Suffolk County, NY Water Authority, Revenue Bonds (Series 2015A), 5.00%, 6/1/2037	406,070
450,000	Syracuse, NY IDA (Syracuse CSD, NY), School Facility Revenue Bonds (Series 2008A), 5.00%, (United States Treasury PRF 5/1/2018@100), 5/1/2028	456,827
200,000	Tompkins County, NY Development Corp., (Ithaca College), Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00%, 7/1/2038	225,620
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00%, (United States Treasury PRF 5/15/2018@100)/(Original Issue Yield: 5.10%), 11/15/2037	508,420
290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	300,124
200,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds (Series 2015B), 5.00%, 11/15/2040	230,690
300,000	Troy, NY Capital Resource Corp., (Rensselaer Polytechnic Institute), Revenue Bonds (Series 2015), 5.00%, 8/1/2032	342,657
300,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	339,441
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$200,000	Utility Debt Securitization Authority, NY (Long Island Power Authority, NY), Restructuring Bonds (Series 2016A), 5.00%, 12/15/2034	$237,688
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,309,745)	24,299,291
	TOTAL MUNICIPAL INVESTMENT IN SECURITIES—94.6% (IDENTIFIED COST $23,309,745)	24,299,291
	OTHER ASSETS AND LIABILITIES - NET—5.4%[2]	1,397,339
	TOTAL NET ASSETS—100%	$25,696,630
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.7% of the Fund's portfolio as calculated based upon total market value.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
CSD	—Central School District
FRNs	—Floating Rate Notes
GO	—General Obligation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
4
Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.6%
	Guam—1.1%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,050,100
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	603,781
	TOTAL	1,653,881
	Ohio—95.5%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Akron General Health System), Hospital Facilities Revenue Bonds (Series 2012), 5.00%, (United States Treasury PRF 1/1/2022@100), 1/1/2031	2,239,480
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2032	2,180,660
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.25%, 11/15/2041	1,124,420
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2031	1,129,640
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2033	2,243,720
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.00%, 12/1/2023	566,200
2,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2010B), 5.25%, 9/1/2027	2,186,540
1,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.00%, 11/1/2043	1,103,090
115,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	115,898
1,885,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.25%, (United States Treasury PRF 2/15/2018@100), 2/15/2028	1,899,722
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.00%, 2/15/2029	2,589,120
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2042	1,132,840
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,276,260
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,982,260
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health), Revenue Bonds (Series 2016), 5.00%, 11/15/2045	2,243,400
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00%, (National Public Finance Guarantee Corp. INS), 12/1/2017	1,000,000
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,478,980
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, 12/1/2032	2,244,620
2,105,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	2,326,804
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,642,815
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25%, (Assured Guaranty Corp. INS), 1/1/2018	1,985,504
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00%, (Assured Guaranty Corp. INS), 1/1/2023	377,574
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00%, (Ohio School District Credit Enhancement GTD), 12/1/2033	1,126,990
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,573,436
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,098,300
245,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	245,654
2,000,000	Cleveland, OH, LT GO Bonds, 5.50%, (AGM INS), 10/1/2019	2,137,080
3,000,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Development Corp.), Revenue Bonds (Series 2014), 5.00%, 8/1/2039	3,351,900
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,048,700
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.00%, 12/1/2047	2,313,200
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,178,410
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, (United States Treasury PRF 8/15/2023@100), 8/15/2028	1,756,995
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	1,400,912
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	$1,567,720
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,117,800
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	248,479
1,335,000	Dayton, OH Airport (James M. Cox Dayton International Airport), Airport Revenue Refunding Bonds (Series 2014A), 5.00%, (AGM INS), 12/1/2026	1,446,419
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,072,840
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,332,860
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.00%, 11/15/2044	1,061,360
2,400,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2010A), 5.625%, (Original Issue Yield: 5.75%), 7/1/2026	2,553,720
1,535,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 5.11%), 11/1/2034	1,631,183
1,000,000	Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), Hospital Facilities Revenue Bonds (Series 2015), 5.00%, 5/15/2040	1,136,860
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2017	2,165,000
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2051	536,335
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,232,980
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,144,177
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00%, (Assured Guaranty Corp. INS), 11/1/2021	297,111
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,711,900
165,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. INS), 5/1/2028	172,425
70,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. LOC), 5/1/2023	73,270
1,000,000	Lorain County, OH (Mercy Health), Hospital Revenue Bonds (Series 2006H), 5.00%, (Assured Guaranty Corp. INS), 2/1/2024	1,017,310
2,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Hospital Revenue Bonds (Series 2011A), 6.50%, 11/15/2037	2,370,860
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,218,260
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	549,815
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	509,035
1,000,000	Montgomery County, OH (Catholic Health Initiatives), Revenue Bonds (Series 2008D), 6.125%, (Original Issue Yield: 6.30%), 10/1/2028	1,035,730
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,128,580
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, (United States Treasury PRF 5/15/2023@100), 11/15/2038	2,326,120
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.25%, 1/15/2038	511,515
125,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	125,769
1,150,000	Ohio State Air Quality Development Authority (Buckeye Power, Inc.), Environmental Improvement Revenue Bonds (Series 2010), 5.00%, 12/1/2021	1,254,604
2,000,000	Ohio State Air Quality Development Authority (Columbus Southern Power Company), Air Quality Revenue Refunding Bonds (Series 2009B), 5.80%, 12/1/2038	2,131,080
2,000,000	Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.00%, 12/1/2031	2,387,960
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	1,141,360
1,500,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2012), 5.00%, 1/1/2031	1,680,855
1,200,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2008A), 5.25%, (United States Treasury PRF 1/1/2018@100)/(Original Issue Yield: 5.37%), 1/1/2033	1,203,576
2,000,000	Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.00%, 7/1/2041	2,247,580
1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2011A), 5.375%, (Original Issue Yield: 5.48%), 12/1/2030	1,102,440
1,830,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.00%, 12/1/2031	2,058,073
2,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	2,222,180
3,325,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,700,924
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$250,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.00%, 2/15/2028	$305,428
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, (Original Issue Yield: 5.05%), 2/15/2048	1,095,040
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50%, (National Re Holdings Corp. INS), 2/15/2024	1,166,020
1,810,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	1,876,680
190,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, (United States Treasury PRF 12/1/2018@100), 12/1/2027	196,848
1,000,000		Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,125,900
2,000,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series A), 5.00%, 12/1/2030	2,429,580
1,000,000		Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,018,320
1,000,000		Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,018,320
1,000,000		Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.00%, 6/1/2037	1,177,290
3,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2030	3,550,320
1,500,000		Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	1,660,290
3,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	3,571,290
1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,023,450
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,192,900
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25%, (School District Credit Program GTD), 11/1/2023	550,144
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	788,501
1,250,000		Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	1,372,600
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00%, (School District Credit Program GTD), 12/1/2027	563,225
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,133,650
1,500,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	1,742,070
2,000,000		University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25%, (United States Treasury PRF 1/1/2018@100), 1/1/2027	2,006,020
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,179,385
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.00%, 1/1/2036	1,140,470
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,150,460
1,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 1.37%, (1-month USLIBOR x 0.67 + 0.45%), 6/1/2018	1,000,020
		TOTAL	149,761,410
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $146,008,997)	151,415,291
	[1]	SHORT-TERM MUNICIPALS—2.1%
		Ohio—2.1%
1,500,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs (MUFG Union Bank, N.A. LOC), 0.96%, 12/1/2017	1,500,000
200,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.00%, 12/7/2017	200,000
1,550,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs (Barclays Bank PLC LIQ), 0.94%, 12/1/2017	1,550,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,250,000)	3,250,000
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $149,258,997)	154,665,291
		OTHER ASSETS AND LIABILITIES - NET—1.3%[2]	2,095,359
		TOTAL NET ASSETS—100%	$156,760,650
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.3% of the Fund's portfolio as calculated based upon total market value.
3

1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
4

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CCD	—Community College District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.4%
	Pennsylvania—97.4%
$1,450,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2023	$1,591,361
1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2024	1,697,948
370,000	Allegheny County, PA IDA (Residential Resources Inc. Project), Lease Revenue Bonds (Series 2006), 5.125%, 9/1/2031	370,340
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.20%), 3/1/2026	2,182,760
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,925,019
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,131,310
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,253,580
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.00%, 11/1/2041	2,295,440
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,364,165
375,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2037	416,089
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	657,186
3,000,000	Berks County, PA Municipal Authority (Tower Health), Revenue Bonds (Series 2012A), 5.00%, 11/1/2044	3,233,760
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2030	2,231,300
1,360,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2031	1,514,591
1,000,000	Canonsburg-Houston Joint Authority, PA, Sewer Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	1,119,310
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.00%, 11/15/2046	555,365
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00%, (State Aid Withholding GTD), 10/15/2040	1,137,600
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00%, (State Aid Withholding GTD), 2/15/2040	2,784,518
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,132,780
1,250,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 4.75%, (Original Issue Yield: 4.82%), 12/15/2037	1,282,088
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,156,240
1,500,000	Clarion County, PA IDA (Pennsylvania American Water Co.), Water Facility Revenue Refunding Bonds (Series 2009), 5.50%, 12/1/2039	1,602,615
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), 5.00%, 6/1/2036	2,187,140
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.00%, 9/15/2026	2,376,300
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, (United States Treasury PRF 11/15/2021@100), 11/15/2030	2,239,540
1,000,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Refunding Revenue Bonds (Series 2012), 5.25%, 1/1/2041	1,032,490
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	979,961
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2030	1,159,720
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,769,575
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2045	1,137,370
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.00%, 7/1/2043	1,006,920
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,422,938
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	2,022,038
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,501,457
1,105,000	Erie, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00%, (AGM INS), 12/1/2034	1,274,308
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,131,330
1,000,000	Fulton County, PA IDA (Fulton County Medical Center), Hospital Revenue Bonds (Series 2016), 5.00%, 7/1/2040	1,018,110
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 6/1/2019@100), 6/1/2039	2,107,780
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.00%, 6/1/2041	2,506,995
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	$2,040,660
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), 5.00%, (United States Treasury PRF 1/1/2022@100), 7/1/2042	1,368,114
1,000,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community), Health Center Revenue Refunding Bonds (Series 2015A), 5.00%, (Original Issue Yield: 5.03%), 7/1/2045	1,067,460
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.00%, 11/1/2035	873,140
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00%, (Dauphin County, PA GTD), 12/15/2033	1,137,940
500,000	Luzerne County, PA IDA (Luzerne County, PA), GTD Lease Revenue Bonds (Series 2017), 5.00% (AGM INS), 12/15/2022	553,750
2,250,000	Lycoming County PA Authority (Pennsylvania College of Technology), College Revenue Bonds (Series 2008), 5.50%, (United States Treasury PRF 4/1/2018@100), 10/1/2032	2,280,645
2,200,000	Lycoming County PA Authority (Susquehanna Health System), Revenue Bonds (Series A), 5.75%, (Original Issue Yield: 5.90%), 7/1/2039	2,347,246
1,000,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2047	1,098,080
1,100,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2028	1,204,368
400,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	436,552
1,000,000	Montgomery County, PA IDA (Foulkeways at Gwynedd), Revenue Bonds (Series 2016), 5.00%, 12/1/2046	1,069,170
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.00%, 11/1/2047	863,835
1,000,000	Pennsylvania EDFA (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.00%, 11/1/2041	1,061,520
2,000,000	Pennsylvania EDFA (Aqua Pennsylvania, Inc.), Water Facilities Revenue Bonds (Series 2009B), 5.00%, 11/15/2040	2,110,080
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	1,059,990
2,000,000	Pennsylvania EDFA (Pennsylvania American Water Co.), Water Facilities Revenue Bonds (Series 2009), 6.20%, 4/1/2039	2,110,580
1,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	1,122,040
2,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2042	2,237,760
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.00%, 2/1/2045	1,672,425
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00%, (Dauphin County, PA GTD), 7/1/2053	2,351,540
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,576,560
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,019,820
1,500,000	Pennsylvania State Higher Education Facilities Authority (Carnegie Mellon University), Revenue Bonds (Series 2009), 5.00%, 8/1/2021	1,559,325
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2035	2,190,800
1,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.25%, 9/1/2050	1,128,770
1,100,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Revenue Bonds (Series 2010), 5.00%, United States Treasury PRF 3/1/2020@100), 3/1/2040	1,180,740
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 8/15/2019@100), 8/15/2022	1,061,020
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 200B), 5.50%, (United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,057,500
1,500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2012A), 5.00%, 8/15/2042	1,630,815
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Refunding Revenue Bonds (Series 2015A), 5.00%, 10/1/2036	1,155,120
1,630,000	Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Bonds (Series 2015), 5.00%, 11/1/2036	1,797,580
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, (United States Treasury PRF 12/1/2021@100), 12/1/2030	1,125,190
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,134,340
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,500,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2039	$5,041,260
2,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Subordinate Lien Revenue Bonds (SIFMA Index Bonds) (Series 2015A-2) FRNs, 1.77%, (SIFMA 7-day +0.80%), 12/1/2018	2,005,100
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.24%, (SIFMA 7-day +1.27%), 12/1/2020	1,460,974
2,440,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50%, (United States Treasury PRF 12/1/2020@100)/(Original Issue Yield: 5.55%), 12/1/2041	2,705,570
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, (United States Treasury PRF 12/1/2020@100), 12/1/2036	2,246,700
1,970,000		Pennsylvania State University, Revenue Bonds (Series 2017A), 5.00%, 9/1/2037	2,327,988
2,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,125,440
1,210,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,357,644
1,560,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,561,778
1,000,000		Philadelphia, PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group), Senior Living Facilities Revenue Bonds (Series 2017A), 5.00%, 7/1/2049	1,048,830
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.00%, 7/1/2028	2,237,000
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.00%, 7/1/2042	1,190,218
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,836,866
2,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,252,220
1,000,000		Philadelphia, PA, UT GO Bonds (Series 2017A), 5.00%, 8/1/2033	1,164,760
655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.00%, 12/15/2037	748,822
1,000,000		Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,164,640
2,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00%, (United States Treasury PRF 9/1/2018@100), 9/1/2025	2,053,960
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,390,600
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.08%), 12/1/2031	1,182,941
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	1,666,635
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), 5.00% (Build America Mutual Assurance GTD), 12/1/2035	1,142,780
1,000,000		South Fork Municipal Authority, PA (Conemaugh Valley Memorial Hospital), Hospital Revenue Bonds (Series 2010), 5.50%, (United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,095,590
1,140,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 6/1/2026	1,320,416
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, (United States Treasury PRF 6/1/2021@100), 6/1/2028	1,109,970
1,000,000		Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,008,770
2,000,000		St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Health System Revenue Bonds (Series 2012A), 5.00%, 11/15/2026	2,151,040
1,000,000		Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.00%, 4/1/2032	1,159,100
2,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00%, 11/15/2039	2,303,260
1,685,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2033	1,894,142
825,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2034	924,338
2,895,000		York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,254,733
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $165,221,823)	171,327,897
	[1]	SHORT-TERM MUNICIPALS—1.3%
		Pennsylvania—1.3%
1,100,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.96%, 12/7/2017	1,100,000
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.92%, 12/1/2017	$1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,200,000)	2,200,000
		TOTAL MUNICIPAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $167,421,823)	173,527,897
		OTHER ASSETS AND LIABILITIES - NET—1.3%[2]	2,361,750
		TOTAL NET ASSETS—100%	$175,889,647
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a price service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
COL	—Collateralized
EDFA	—Economic Development Finance Authority
FRN	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018